UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.®

(Address of principal executive offices):	100 Fillmore St. Suite 325 Denver, CO 80206

(Name and address of agent for service):	David J. Corkins 100 Fillmore St. Suite 325 Denver, CO 80206

Registrant’s telephone number:	303-398-2929

Date of fiscal year end:	June 30, 2014

Date of reporting period:	March 31, 2014

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Growth Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 91.0%
Consumer Discretionary - 18.5%
Distributors - 0.8%
LKQ Corp.*	642,337	$16,925,580
Hotels, Restaurants & Leisure - 1.5%
Dunkin’ Brands Group, Inc.	413,757	20,762,326
Noodles & Co.*	269,129	10,622,522

		31,384,848
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	79,016	11,039,325
Media - 1.5%
National CineMedia, Inc.	2,095,964	31,439,460
Specialty Retail - 8.0%
DSW, Inc. Class A	593,799	21,293,632
Five Below, Inc.*	453,630	19,270,202
Hibbett Sports, Inc.*	383,928	20,302,113
Monro Muffler Brake, Inc.	365,632	20,797,148
PetSmart, Inc.	424,877	29,269,777
Sally Beauty Holdings, Inc.*	1,514,548	41,498,615
Ulta Salon Cosmetics & Fragrance, Inc.*	190,720	18,591,386

		171,022,873
Textiles, Apparel & Luxury Goods - 6.2%
Carter’s, Inc.	481,886	37,418,448
Tumi Holdings, Inc.*	1,428,326	32,323,017
Wolverine World Wide, Inc.	2,158,767	61,632,798

		131,374,263

Total Consumer Discretionary		393,186,349
Consumer Staples - 1.0%
Food & Staples Retailing - 1.0%
Susser Holdings Corp.*	341,478	21,332,131

Total Consumer Staples		21,332,131
Energy - 4.9%
Energy Equipment & Services - 4.5%
CHC Group Ltd.*	3,087,555	22,817,031
Core Laboratories N.V. (Netherlands)	66,908	13,277,224
Dresser-Rand Group, Inc.*	623,099	36,395,213
Dril-Quip, Inc.*	111,719	12,523,700
Rignet, Inc.*	195,916	10,546,158

		95,559,326
Oil, Gas & Consumable Fuels - 0.4%
World Fuel Services Corp.	200,913	8,860,263

Total Energy		104,419,589
Financials - 6.1%
Capital Markets - 2.4%
Financial Engines, Inc.	185,133	9,401,054
LPL Financial Holdings, Inc.	811,762	42,649,975

		52,051,029

	Shares	Value
Commercial Banks - 1.7%
Bank of the Ozarks, Inc.	193,226	$13,150,962
East West Bancorp., Inc.	629,061	22,960,727

		36,111,689
Real Estate Management & Development - 2.0%
Jones Lang Lasalle, Inc.	351,227	41,620,400

Total Financials		129,783,118
Health Care - 12.1%
Biotechnology - 3.3%
Alnylam Pharmaceuticals, Inc.*	97,893	6,572,536
Clovis Oncology, Inc.*	157,570	10,914,874
Exact Sciences Corp.*	1,149,802	16,292,694
Medivation, Inc.*	145,842	9,387,850
Neurocrine Biosciences, Inc.*	594,008	9,563,529
NPS Pharmaceuticals, Inc.*	307,460	9,202,278
Synageva BioPharma Corp.*	93,831	7,785,158

		69,718,919
Health Care Providers & Services - 5.6%
Cooper Cos., Inc. (The)	318,603	43,763,308
DexCom, Inc.*	265,722	10,990,262
Endologix, Inc.*	1,281,519	16,493,150
IDEXX Laboratories, Inc.*	133,913	16,257,038
Insulet Corp.*	245,364	11,635,161
Quidel Corp.*	697,506	19,041,914

		118,180,833
Health Care Technology - 0.5%
Spectranetics Corp.*	344,131	10,430,611
Life Sciences Tools & Services - 1.2%
PerkinElmer, Inc.	573,781	25,854,572
Pharmaceuticals - 1.5%
Prestige Brands Holdings, Inc.*	1,188,202	32,378,505

Total Health Care		256,563,440
Industrials - 28.2%
Aerospace & Defense - 2.2%
HEICO Corp. Class A	1,079,430	46,858,056
Air Freight & Logistics - 1.7%
Expeditors International of Washington, Inc.	938,450	37,190,773
Commercial Services & Supplies - 3.9%
Clean Harbors, Inc.*	1,071,627	58,714,443
Ritchie Bros. Auctioneers, Inc. (Canada)	980,846	23,667,814

		82,382,257
Electrical Equipment - 3.8%
Polypore International, Inc.*	682,021	23,331,938
Sensata Technologies Holding N.V. (Netherlands)*	1,341,996	57,222,709

		80,554,647

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

	Shares	Value
Machinery - 4.9%
Kennametal, Inc.	688,560	$30,503,208
Pall Corp.	305,864	27,365,652
Tennant Co.	346,148	22,714,232
Woodward, Inc.	573,092	23,800,511

		104,383,603
Marine - 1.1%
Kirby Corp.*	228,175	23,102,719
Professional Services - 4.5%
Advisory Board Co. (The)*	387,122	24,872,588
Corporate Executive Board Co. (The)	445,415	33,063,155
IHS, Inc. Class A*	306,736	37,268,424

		95,204,167
Road & Rail - 4.1%
Genesee & Wyoming, Inc. Class A*	232,415	22,618,628
J.B. Hunt Transport Services, Inc.	495,814	35,658,943
Saia, Inc.*	754,433	28,826,885

		87,104,456
Trading Companies & Distributors - 2.0%
MSC Industrial Direct Co. Class A	191,041	16,528,867
WESCO International, Inc.*	322,034	26,799,669

		43,328,536

Total Industrials		600,109,214
Information Technology - 19.0%
Electronic Equipment, Instruments - 2.9%
Measurement Specialties, Inc.*	326,208	22,133,213
Trimble Navigation, Ltd.*	1,027,805	39,950,780

		62,083,993
Internet Software & Services - 2.5%
CoStar Group, Inc.*	53,852	10,056,322
VistaPrint N.V. (Netherlands)*	895,140	44,058,791

		54,115,113
IT Services - 2.3%
Gartner, Inc.*	716,923	49,783,133
Software - 10.7%
ANSYS, Inc.*	257,635	19,843,048
Blackbaud, Inc.	464,420	14,536,346
Cadence Design Systems, Inc.*	3,535,460	54,941,048
Qlik Technologies, Inc.*	342,188	9,098,779
RealPage, Inc.*	694,714	12,616,006
SolarWinds, Inc.*	1,051,550	44,827,576
Solera Holdings, Inc.	474,244	30,038,615
SS&C Technologies Holdings, Inc.*	1,011,788	40,491,756

		226,393,174

	Shares	Value
Technology Hardware, Storage & Peripherals - 0.6%
Stratasys Ltd.*	114,256	$12,121,419

Total Information Technology		404,496,832
Materials - 1.2%
Chemicals - 1.2%
Valspar Corp. (The)	341,651	24,639,870

Total Materials		24,639,870
Total Investments - 91.0%
(Cost $1,718,310,883)		1,934,530,543

Cash and Other Assets, Less Liabilities - 9.0%		192,356,419

Net Assets - 100.0%		$2,126,886,962

N.V.-Naamloze Vennootschap is the Dutch term for limited liability company

*	Non-income producing securities

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	2	www.meridianfund.com

Meridian Contrarian Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value

Common Stocks - 94.0%
Consumer Discretionary - 12.2%
Diversified Consumer Services - 0.5%
Regis Corp.	276,000	$3,781,200
Hotels, Restaurants & Leisure - 3.8%
Del Frisco’s Restaurant Group, Inc.*	206,400	5,758,560
Denny’s Corp.*	1,558,600	10,021,798
Yum! Brands, Inc.	174,800	13,178,172

		28,958,530
Leisure Equipment & Products - 1.4%
Polaris Industries, Inc.	79,000	11,037,090
Specialty Retail - 2.4%
Monro Muffler Brake, Inc.	153,100	8,708,328
Select Comfort Corp.*	534,500	9,663,760

		18,372,088
Textiles, Apparel & Luxury Goods - 4.1%
Gildan Activewear, Inc. (Canada)	294,000	14,811,720
Wolverine World Wide, Inc.	591,000	16,873,050

		31,684,770

Total Consumer Discretionary		93,833,678
Consumer Staples - 0.9%
Food Products - 0.9%
Chiquita Brands International, Inc.*	556,100	6,923,445

Total Consumer Staples		6,923,445
Energy - 5.9%
Energy Equipment & Services - 0.6%
CARBO Ceramics, Inc.	34,400	4,746,856
Oil, Gas & Consumable Fuels - 5.3%
Energen Corp.	76,900	6,214,289
EOG Resources, Inc.	82,500	16,184,025
Halcon Resources Corp.*	1,117,801	4,840,078
Occidental Petroleum Corp.	137,700	13,121,433

		40,359,825

Total Energy		45,106,681
Financials - 11.6%
Commercial Banks - 5.1%
Bank of Hawaii Corp.	253,000	15,334,330
Hancock Holding Co.	231,000	8,466,150
Lazard Ltd.	324,400	15,275,996

		39,076,476
Insurance - 4.2%
Arthur J Gallagher & Co.	351,100	16,705,338
Willis Group Holdings, Plc	358,600	15,825,018

		32,530,356
Real Estate Management & Development - 2.3%
Alexander & Baldwin, Inc.	411,200	17,500,672

Total Financials		89,107,504

	Shares	Value

Health Care - 9.4%
Health Care Equipment & Supplies - 4.1%
Accuray, Inc.*	1,056,600	$10,143,360
CR Bard, Inc.	97,500	14,428,050
Neurocrine Biosciences, Inc.*	443,000	7,132,300

		31,703,710
Health Care Providers & Services - 2.0%
Humana, Inc.	137,300	15,476,456
Life Sciences Tools & Services - 1.5%
ICON Plc, ADR (Ireland)*	244,000	11,602,200
Pharmaceuticals - 1.8%
Hospira, Inc.*	224,400	9,705,300
Impax Laboratories, Inc.*	150,500	3,976,210

		13,681,510

Total Health Care		72,463,876
Industrials - 23.4%
Aerospace & Defense - 1.6%
DigitalGlobe, Inc.*	125,000	3,626,250
Orbital Sciences Corp.*	318,500	8,886,150

		12,512,400
Building Products - 3.0%
Lennox International, Inc.	191,900	17,445,629
NCI Building Systems, Inc.*	335,700	5,861,322

		23,306,951
Commercial Services & Supplies - 4.7%
Clean Harbors, Inc.*	209,700	11,489,463
Copart, Inc.*	236,800	8,617,152
Ritchie Bros Auctioneers, Inc.	149,864	3,616,218
Steelcase, Inc. Class A	737,000	12,241,570

		35,964,403
Electrical Equipment - 2.7%
GrafTech International, Ltd.*	650,800	7,106,736
Regal-Beloit Corp.	189,900	13,807,629

		20,914,365
Industrial Conglomerates - 1.7%
Koninklijke Philips N.V. (Netherlands)	353,231	12,419,602
Raven Industries, Inc.	14,849	486,305

		12,905,907
Machinery - 4.4%
Flowserve Corp.	151,300	11,852,842
Stanley Black & Decker, Inc.	78,000	6,336,720
Xylem, Inc.	416,600	15,172,572

		33,362,134
Road & Rail - 4.3%
Genesee & Wyoming, Inc. Class A*	175,400	17,069,928
Norfolk Southern Corp.	164,700	16,003,899

		33,073,827

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	3	www.meridianfund.com

Meridian Contrarian Fund

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

	Shares	Value

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc. Class A	90,100	$7,795,452

Total Industrials		179,835,439
Information Technology - 22.4%
Communications Equipment - 1.7%
Sonus Networks, Inc.*	1,771,000	5,968,270
Ubiquiti Networks, Inc.*	158,000	7,184,260

		13,152,530
Electronic Equipment, Instruments - 3.3%
FLIR Systems, Inc.	438,763	15,795,468
National Instruments Corp.	344,398	9,880,779

		25,676,247
Internet Software & Services - 0.3%
eBay, Inc.*	37,500	2,071,500
IT Services - 3.4%
Acxiom Corp.*	341,200	11,735,574
Broadridge Financial Solutions, Inc.	388,400	14,425,176

		26,160,750
Semiconductors - 6.4%
Linear Technology Corp.	348,200	16,953,858
Mellanox Technologies Ltd.*	107,000	4,186,910
NVIDIA Corp.	852,357	15,265,714
Power Integrations, Inc.	188,900	12,425,842

		48,832,324
Software - 5.3%
Citrix Systems, Inc.*	52,700	3,026,561
Fortinet, Inc.*	180,000	3,965,400
Informatica Corp.*	371,600	14,039,048
Verint Systems, Inc.*	413,500	19,405,555

		40,436,564
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	28,700	15,404,438

Total Information Technology		171,734,353
Materials - 5.8%
Chemicals - 4.2%
Air Products & Chemicals, Inc.	121,000	14,403,840
Scotts Miracle-Gro Co. (The) Class A	295,991	18,138,328

		32,542,168
Containers & Packaging - 1.6%
Aptargroup, Inc.	186,600	12,334,260

Total Materials		44,876,428

	Shares	Value

Utilities - 2.4%
Electric Utilities - 2.4%
Hawaiian Electric Industries, Inc.	729,375	$18,540,713

Total Utilities		18,540,713
Total Investments - 94.0%
(Cost $549,609,751)		722,422,117

Cash and Other Assets, Less Liabilities - 6.0%		46,435,561

Net Assets - 100.0%		$768,857,678

ADR-American Depositary Receipt

N.V.-Naamloze Vennootschap is the Dutch term for limited liability company

Plc-Public Limited Company

*	Non-income producing securities

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	4	www.meridianfund.com

Meridian Equity Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 97.6%
Consumer Discretionary - 10.8%
Distributors - 2.0%
Genuine Parts Co.	7,785	$676,127
Hotels, Restaurants & Leisure - 4.2%
Einstein Noah Restaurant Group, Inc.	36,000	592,560
Extended Stay America, Inc.	4,000	91,080
McDonald’s Corp.	7,000	686,210

		1,369,850
Household Durables - 2.3%
Leggett & Platt, Inc.	22,825	745,008
Leisure Equipment & Products - 2.3%
Hasbro, Inc.	13,900	773,118

Total Consumer Discretionary		3,564,103
Consumer Staples - 8.2%
Beverages - 2.0%
Dr Pepper Snapple Group, Inc.	12,000	653,520
Food & Staples Retailing - 1.9%
SYSCO Corp.	17,200	621,436
Household Products - 2.3%
Kimberly-Clark Corp.	7,050	777,262
Tobacco - 2.0%
Reynolds American, Inc.	12,150	649,053

Total Consumer Staples		2,701,271
Energy - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
Chevron Corp.	4,700	558,877
Enbridge Energy Partners LP	14,000	383,740
Occidental Petroleum Corp.	8,500	809,965
Spectra Energy Corp.	16,400	605,816

Total Energy		2,358,398
Financials - 16.2%
Capital Markets - 2.1%
BlackRock, Inc.	2,200	691,856
Commercial Banks - 6.3%
Bank of Hawaii Corp.	11,100	672,771
Cullen/Frost Bankers, Inc.	9,000	697,770
Hancock Holding Co.	18,700	685,355

		2,055,896
Insurance - 3.7%
Arthur J. Gallagher & Co.	13,200	628,056
Marsh & McLennan Cos., Inc.	12,200	601,460

		1,229,516

	Shares	Value
Real Estate Investment Trusts - 4.1%
American Realty Capital Properties, Inc. REIT	58,032	$813,609
Chatham Lodging Trust REIT	26,400	533,808

		1,347,417

Total Financials		5,324,685
Health Care - 6.2%
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	8,600	632,788
Pharmaceuticals - 4.3%
Johnson & Johnson	7,885	774,543
Sanofi, ADR	11,800	616,904

		1,391,447

Total Health Care		2,024,235
Industrials - 15.7%
Aerospace & Defense - 2.9%
Lockheed Martin Corp.	5,800	946,792
Air Freight & Logistics - 2.0%
United Parcel Service, Inc. Class B	6,815	663,645
Commercial Services & Supplies - 2.3%
Steelcase, Inc. Class A	45,000	747,450
Electrical Equipment - 4.6%
Eaton Corp. Plc (Ireland)	10,740	806,789
Emerson Electric Co.	10,700	714,760

		1,521,549
Industrial Conglomerates - 1.9%
Koninklijke Philips N.V. (Netherlands)	18,098	636,326
Road & Rail - 2.0%
Norfolk Southern Corp.	6,800	660,756

Total Industrials		5,176,518
Information Technology - 17.1%
Communications Equipment - 1.9%
Cisco Systems, Inc.	28,000	627,480
IT Services - 4.1%
Broadridge Financial Solutions, Inc.	17,900	664,806
Paychex, Inc.	16,400	698,640

		1,363,446
Semiconductors - 5.1%
Linear Technology Corp.	15,800	769,302
Microchip Technology, Inc.	19,200	916,992

		1,686,294
Software - 4.0%
CA, Inc.	19,700	610,109
Microsoft Corp.	17,295	708,922

		1,319,031

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	5	www.meridianfund.com

Meridian Equity Income Fund

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

	Shares	Value
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	1,200	$644,088

Total Information Technology		5,640,339
Materials - 12.6%
Chemicals - 10.8%
Agrium, Inc.	7,000	682,640
Air Products & Chemicals, Inc.	6,100	726,144
EI du Pont de Nemours & Co.	9,780	656,238
RPM International, Inc.	17,500	732,200
Scotts Miracle-Gro Co. (The) Class A	12,400	759,872

		3,557,094
Metals & Mining - 1.8%
Compass Minerals International, Inc.	7,300	602,396

Total Materials		4,159,490
Telecommunication Services - 2.0%
Diversified Telecommunication - 2.0%
Verizon Communications, Inc.	13,700	651,709

Total Telecommunication Services		651,709
Utilities - 1.6%
Electric Utilities - 1.6%
Hawaiian Electric Industries, Inc.	20,000	508,400

Total Utilities		508,400
Total Investments - 97.6%
(Cost $23,581,815)		32,109,148

Cash and Other Assets, Less Liabilities - 2.4%		804,028

Net Assets - 100.0%		$32,913,176

ADR-American Depositary Receipt

N.V.-Naamloze Vennootschap is the Dutch term for limited liability company

Plc-Public Limited Company

REIT-Real Estate Investment Trust

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	6	www.meridianfund.com

Meridian Small Cap Growth Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 89.6%
Consumer Discretionary - 17.5%
Auto Components - 0.7%
Dorman Products, Inc.*	1,671	$98,689
Diversified Consumer Services - 2.2%
2U, Inc.*	11,590	158,204
Grand Canyon Education, Inc.*	2,964	138,419

		296,623
Hotels, Restaurants & Leisure - 2.2%
Chuy’s Holdings, Inc.*	1,485	64,063
Del Frisco’s Restaurant Group, Inc.*	2,377	66,318
Popeye’s Louisiana Kitchen, Inc.*	2,460	99,974
Texas Roadhouse, Inc.	2,415	62,983

		293,338
Internet & Catalog Retail - 0.7%
Coupons.com, Inc.*	3,601	88,765
Leisure Equipment & Products - 1.7%
Arctic Cat, Inc.	1,331	63,609
Malibu Boats, Inc., Class A*	7,356	163,450

		227,059
Media - 2.1%
National CineMedia, Inc.	10,959	164,385
Rentrak Corp.*	1,868	112,603

		276,988
Multiline Retail - 0.3%
Gordmans Stores, Inc.	6,851	37,406
Specialty Retail - 2.6%
Five Below, Inc.*	2,545	108,112
Hibbett Sports, Inc.*	1,687	89,209
Monro Muffler Brake, Inc.	1,581	89,927
Winmark Corp.	869	65,749

		352,997
Textiles, Apparel & Luxury Goods - 5.0%
Carter’s, Inc.	2,649	205,695
Tumi Holdings, Inc.*	6,864	155,332
Wolverine World Wide, Inc.	11,121	317,505

		678,532

Total Consumer Discretionary		2,350,397
Consumer Staples - 0.9%
Food & Staples Retailing - 0.9%
Susser Holdings Corp.*	1,876	117,194

Total Consumer Staples		117,194
Energy - 5.1%
Energy Equipment & Services - 3.0%
CHC Group Ltd.*	15,763	116,489
Newpark Resources, Inc.*	5,795	66,353
RigNet, Inc.*	4,029	216,881

		399,723

	Shares	Value
Oil, Gas & Consumable Fuels - 2.1%
Contango Oil & Gas Co.*	1,602	$76,479
Evolution Petroleum Corp.	11,322	144,129
RSP Permian, Inc.*	2,130	61,536

		282,144

Total Energy		681,867
Financials - 2.5%
Capital Markets - 1.2%
Financial Engines, Inc.	1,313	66,674
Pennantpark Investment Corp.	5,546	61,283
WisdomTree Investments, Inc.*	3,109	40,790

		168,747
Commercial Banks - 1.3%
Bank of the Ozarks, Inc.	1,283	87,321
Westamerica Bancorporation	1,512	81,769
		169,090

Total Financials		337,837
Health Care - 16.7%
Biotechnology - 4.5%
Alnylam Pharmaceuticals, Inc.*	1,025	68,819
Clovis Oncology, Inc.*	761	52,714
Exact Sciences Corp.*	5,076	71,927
Neurocrine Biosciences, Inc.*	4,190	67,459
NPS Pharmaceuticals, Inc.*	2,326	69,617
Repligen Corp.*	7,387	94,997
Synageva BioPharma Corp.*	865	71,769
Ultragenyx Pharmaceutical, Inc.*	826	40,383
Versartis, Inc.*	2,183	65,599

		603,284
Health Care Equipment & Supplies - 4.9%
ABIOMED, Inc.*	1,954	50,882
DexCom, Inc.*	1,623	67,127
Endologix, Inc.*	12,767	164,311
Insulet Corp.*	1,255	59,512
Merit Medical Systems, Inc.*	7,450	106,535
Novadaq Technologies, Inc.*	3,056	68,088
Quidel Corp.*	2,495	68,114
Spectranetics Corp.*	2,215	67,137

		651,706
Health Care Providers & Services - 1.4%
National Research Corp.*	11,161	185,161
Health Care Technology - 1.3%
Castlight Health, Inc., Class B*	5,342	113,357
Computer Programs & Systems, Inc.	878	56,719

		170,076
Life Sciences Tools & Services - 0.4%
Fluidigm Corp.*	1,325	58,393

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	7	www.meridianfund.com

Meridian Small Cap Growth Fund

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

	Shares	Value
Pharmaceuticals - 4.2%
Egalet Corp.*	4,761	$66,606
MediWound Ltd.*	9,817	141,463
Prestige Brands Holdings, Inc.*	7,375	200,969
Revance Therapeutics, Inc.*	5,111	160,997

		570,035

Total Health Care		2,238,655
Industrials - 25.0%
Aerospace & Defense - 1.7%
HEICO Corp. Class A	5,367	232,981
Air Freight & Logistics - 0.5%
Park-Ohio Holdings Corp.*	1,076	60,417
Commercial Services & Supplies - 6.6%
CECO Environmental Corp.	5,319	88,242
Clean Harbors, Inc.*	5,710	312,851
Heritage-Crystal Clean, Inc.*	11,135	201,878
Ritchie Bros Auctioneers, Inc.	4,771	115,124
SP Plus Corp.*	6,494	170,597

		888,692
Electrical Equipment - 0.9%
Polypore International, Inc.*	1,995	68,249
Power Solutions International, Inc.*	780	58,633

		126,882
Industrial Conglomerates - 0.5%
Raven Industries, Inc.	1,835	60,096
Machinery - 3.3%
Kennametal, Inc.	2,189	96,973
Luxfer Holdings, Plc	7,781	152,352
Omega Flex, Inc.	2,760	59,174
Tennant Co.	2,036	133,602

		442,101
Professional Services - 6.0%
Advisory Board Co. (The)*	2,381	152,979
Corporate Executive Board Co. (The)	2,680	198,936
Paylocity Holding Corp.*	5,094	122,511
TriNet Group, Inc.*	12,511	266,609
TrueBlue, Inc.*	2,073	60,656

		801,691
Road & Rail - 3.2%
Heartland Express, Inc.	4,525	102,672
Roadrunner Transportation Systems, Inc.*	7,657	193,263
Saia, Inc.*	3,554	135,798

		431,733

	Shares	Value
Trading Companies & Distributors - 2.3%
DXP Enterprises, Inc.*	505	$47,940
Titan Machinery, Inc.*	10,637	166,682
WESCO International, Inc.*	1,184	98,533

		313,155

Total Industrials		3,357,748
Information Technology - 21.1%
Electronic Equipment, Instruments - 2.6%
DTS, Inc.*	3,275	64,714
Measurement Specialties, Inc.*	2,961	200,904
RealD, Inc.*	6,876	76,805

		342,423
Internet Software & Services - 8.1%
Amber Road, Inc.*	10,940	168,476
Angie’s List, Inc.*	5,400	65,772
Carbonite, Inc.*	6,528	66,520
Dealertrack Technologies, Inc.*	1,293	63,603
LivePerson, Inc.*	8,309	100,290
Q2 Holdings, Inc.*	10,838	168,314
Reis, Inc.*	4,076	73,572
SciQuest, Inc.*	2,411	65,133
SPS Commerce, Inc.*	1,098	67,472
VistaPrint N.V.*	5,074	249,742

		1,088,894
IT Services - 1.9%
Cass Information Systems, Inc.	1,155	59,552
Euronet Worldwide, Inc.*	4,776	198,634

		258,186
Semiconductors - 0.5%
NVE Corp.*	1,164	66,395
Software - 8.0%
Accelrys, Inc.*	5,681	70,785
Advent Software, Inc.	3,122	91,662
Blackbaud, Inc.	1,447	45,291
Cadence Design Systems, Inc.*	19,417	301,740
Callidus Software, Inc.*	7,174	89,818
Exa Corp.*	7,376	97,806
RealPage, Inc.*	3,690	67,010
SolarWinds, Inc.*	4,649	198,187
SS&C Technologies Holdings, Inc.*	2,935	117,459

		1,079,758

Total Information Technology		2,835,656

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	8	www.meridianfund.com

Meridian Small Cap Growth Fund

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

	Shares	Value
Materials - 0.8%
Chemicals - 0.8%
Balchem Corp.	1,018	$53,058
Landec Corp.*	4,984	55,621

		108,679

Total Materials		108,679
Total Investments - 89.6%
(Cost $11,473,518)		12,028,033

Cash and Other Assets, Less Liabilities - 10.4%		1,389,786

Net Assets - 100.0%		$13,417,819

N.V.-Naamloze Vennootschap is the Dutch term for limited liability company

Plc-Public Limited Company

*	Non-income producing securities

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	9	www.meridianfund.com

Meridian Fund, Inc.

Notes to Schedules of Investments

March 31, 2014 (Unaudited)

1.	Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds” or the “Company”) comprises the following separate series: the Meridian Growth Fund (the “Growth Fund”), the Meridian Contrarian Fund (the “Contrarian Fund”), the Meridian Equity Income Fund (the “Equity Income Fund”), and the Meridian Small Cap Growth Fund (the “Small Cap Growth Fund”), each a “Fund” and collectively, the “Funds”. The Company is organized as a Maryland corporation and each Fund is a no-load, diversified, open-end investment company under the Investment Company Act of 1940.

The primary investment objective of the Growth Fund and Contrarian Fund is to seek long-term growth of capital.

The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.

The primary investment objective of the Small Cap Growth Fund is to seek long-term growth of capital by investing primarily in equity securities of small capitalization companies.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

a.	Investment Valuations: The Fund calculates the net asset value of the Funds’ shares as of the close of business of the New York Stock Exchange (NYSE), which is usually 4:00 p.m. Eastern time, on each day the exchange is open for trading.

Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.

Fixed income (debt) securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Arrowpoint Asset Management, LLC (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”).

b.	Fair Value Measurements: As described in Note 1.a. above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - unadjusted quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Funds’ determinations as to the fair value of investments).

Meridian Funds	10	www.meridianfund.com

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

March 31, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of March 31, 2014 is as follows:

Valuation Inputs	Growth Fund	Contrarian Fund	Equity Income Fund	Small Cap Growth Fund
Level 1 - Unadjusted Quoted Prices*	$1,934,530,543	$722,422,117	$32,109,148	$12,028,033
Level 2 - Other Significant Observable Inputs	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total Market Value of Investments	$1,934,530,543	$722,422,117	$32,109,148	$12,028,033

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.

The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period. The Funds did not have transfers among Levels during the period ended March 31, 2014. There were no Level 3 investments held at March 31, 2014.

2.	Federal Income Tax Information: For U.S. federal income tax purposes, the aggregate cost of investments, aggregate gross unrealized appreciation and depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2014 were as follows:

	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth Fund	$1,718,310,883	$262,285,466	$(46,065,806)	$216,219,660
Contrarian Fund	549,609,751	174,873,170	(2,060,804)	172,812,366
Equity Income Fund	23,581,815	8,559,909	(32,576)	8,527,333
Small Cap Growth Fund	11,473,518	969,347	(414,832)	554,515

Meridian Funds	11	www.meridianfund.com

ITEM 2 — CONTROLS AND PROCEDURES

a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 — EXHIBITS

c)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act (17 CFR 270.30a-2), are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date:	May 22, 2014

By:	/s/ Derek J. Mullins
Derek J. Mullins
Principal Financial Officer and Treasurer

Date:	May 22, 2014